Summary of Significant Accounting Policies - Schedule of Depreciation Rates on Depreciable Asset (Detail)	12 Months Ended
Jun. 30, 2022
Plant and equipment [Member] | Minimum [Member]
Schedule of Depreciation Rates on Depreciable Asset [Line Items]
Depreciation rate on property plant and equipment	12.50%
Plant and equipment [Member] | Maximum [Member]
Schedule of Depreciation Rates on Depreciable Asset [Line Items]
Depreciation rate on property plant and equipment	33.34%
Furniture, Fixtures and Fittings [Member]
Schedule of Depreciation Rates on Depreciable Asset [Line Items]
Depreciation rate on property plant and equipment	10.00%
Motor Vehicles [Member]
Schedule of Depreciation Rates on Depreciable Asset [Line Items]
Depreciation rate on property plant and equipment	33.34%
Office Equipment [Member]
Schedule of Depreciation Rates on Depreciable Asset [Line Items]
Depreciation rate on property plant and equipment	20.00%
Computer Equipment [Member]
Schedule of Depreciation Rates on Depreciable Asset [Line Items]
Depreciation rate on property plant and equipment	33.34%